Income taxes - Summary of Temporary Difference (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 84,043	$ 58,144
Deferred tax liabilities	513,972	607,270
Expense (recovery)	(118,839)	(19,849)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	483,561	592,062
Expense (recovery)	(108,501)	(33,466)
Loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	37,245	31,457
Expense (recovery)	(5,788)	(4,641)
Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	27,321	24,690
Expense (recovery)	(2,631)	(80)
Investment tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	20,000	0
Expense (recovery)	20,000	0
Other items [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,477	1,997
Deferred tax liabilities	10,411	15,208
Expense (recovery)	$ (21,919)	$ 18,338